Commitments (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments (Details) [Line Items]
Plant and equipment or patents and trademark
Euro [Member]
Commitments (Details) [Line Items]
Converted with the exchange rate | €	€ 1
USD [Member]
Commitments (Details) [Line Items]
Converted with the exchange rate		$ 1.105